SUPPLEMENT TO:

CALVERT SOCIALLY RESPONSIBLE FUNDS PROSPECTUS

And CLASS I (INSTITUTIONAL) SHARES PROSPECTUS

Calvert Social Investment Fund (CSIF) Balanced Portfolio

CSIF Equity Portfolio

CSIF Enhanced Equity Portfolio

CSIF Bond Portfolio

CSIF Money Market Portfolio

Calvert Social Index Fund

Calvert Large Cap Growth Fund

Calvert Capital Accumulation Fund

Calvert World Values Fund (CWVF) International Equity Fund

Calvert New Vision Small Cap Fund

Prospectuses dated: January 31, 2004

Date of Supplement: June 23, 2004

New Subadvisors for CSIF Balanced Portfolio:

Effective June 30, 2004, New Amsterdam Partners LLC will manage a portion of the equity assets of CSIF Balanced instead of Brown Capital Management, Inc., and Union Heritage Capital Management, LLC will manage a portion of CSIF Balanced Portfolio as part of Calvert's Manager Discovery Program.

Please note that SSgA Funds Management, Inc. will continue to manage a portion of the equity assets of CSIF Balanced Portfolio, and Calvert Asset Management Company, Inc. will continue to manage the fixed income portion of the Portfolio.   (Brown Capital Management, Inc. will continue to manage the Calvert Capital Accumulation Fund.)

Please note the following changes in the above prospectuses:

Delete all references to Brown Capital Management, Inc. as a Subadvisor for CSIF Balanced Portfolio throughout the prospectuses, including pages 2 and 57 of the Calvert Socially Responsible Funds Prospectus (pages 1 and 31 of the Class I Prospectus).

Insert the following under "Subadvisors and Portfolio Managers" on page 57 of the Calvert Socially Responsible Funds Prospectus (page 31 of the Class I Prospectus):

New Amsterdam Partners LLC; 475 Park Avenue South, 20th Floor, New York, New York 10016 is an adviser registered with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940.

The portfolio management team is headed by the firm's founder and majority owner, Michelle Clayman, CFA.  Ms. Clayman founded the firm in 1986.  Prior to starting the firm she was employed by Salomon Brothers as a Vice President and Supervisory Analyst in the Equity Research Department.  She holds a degree in Philosophy, Politics and Economics from Oxford and an MBA from Stanford.  She is also an active member of the Society of Quantitative Analysts and the Institute of Chartered Financial Analysts.

Nathaniel Paull, CFA, is a Senior Portfolio Manager who has been a member of the investment team since 1996.  Mr. Paull earned a B.A. in Economics from the University of Hartford and an MBA in Finance from New York University.  Prior to joining the firm, Mr. Paull was a portfolio manager at Brown Brothers Harriman & Co.

Union Heritage Capital Management, LLC; 211 West Fort Street, Suite 615, Detroit, Michigan, 48226, is a minority-owned adviser registered with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940.

Derek T. Batts, JD, leads the portfolio management team and is chair of the Investment Policy Committee.  Mr. Batts founded the firm in 1990.  Prior to starting the firm, Mr. Batts was Vice-President and Chief Financial Officer of K.B. &A., a financial consulting firm.  Mr. Batts is a founder and shareholder of SBK-Brooks Investment Corp., an institutional brokerage and investment banking firm.

Delete the last sentence in the paragraph under "Special Investment Programs" on page 54 of the Calvert Socially Responsible Funds Prospectus (page 29 of the Class I Prospectus).

The following new language is added to the Corporate Governance and Business Ethics Screen under the Socially Responsible Investment Criteria with respect to all Funds/Portfolios other than CWVF International Equity.  Please insert the following under "The Funds seek to invest in companies that:" on page 51 of the Prospectus (pages 28 of the Class I Prospectus):

- Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The following new language is added to the Corporate Governance and Business Ethics Screen under the Socially Responsible Investment Criteria with respect to CWVF International Equity.  Please insert the following under "CWVF International Equity seeks to invest in companies that:" on 53 of the Prospectus (page 29 of the Class I Prospectus):

- Have sound corporate governance and business ethics policies and practices, including board structure and operations, board diversity, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

Replace the fifth bullet under "The Funds seek to avoid investing in companies that:" and the fourth bullet under "CWVF International Equity seeks to avoid investing in companies that:" on page 52 and 53, respectively, of the Prospectus  with the following:

- Have poor corporate governance or engage in harmful or unethical business practices.

Replace the last sentence in the Class B column of the "Choosing a Share Class" chart on page 61 of the Calvert Socially Responsible Funds Prospectus with the following:

If you are investing more than $100,000, you should invest in Class A or C.

Calvert Social Investment Fund Balanced:

Please note the after-tax performance for Class A shares 1-year, 5-years, and 10-years average annual total returns was understated on page 5 of the Socially Responsible Prospectus. The correct performance is:

Average Annual Total Returns (as of 12-31-03)

(with maximum sales charge deducted)

	1 year	5 years	10 years
CSIF Balanced Class A:
Return before taxes	11.93%	-0.68%	5.85%
Return after taxes on distributions	11.58%	-2.04%	3.50%
Return after taxes on distributions
and sale of Fund shares	7.91%	-1.18%	3.82%

Calvert World Values International Equity Fund:

Please note the after-tax performance for Class A shares 1-year, 5-years, and 10-years average annual total returns was understated on page 24 of the Socially Responsible Prospectus. The correct performance is:

Average Annual Total Returns (as of 12-31-03)

(with maximum sales charge deducted)

	1 year	5 years	10 years
CWVF International Equity Class A:
Return before taxes	22.84%	-2.74%	2.76%
Return after taxes on distributions	23.04%	-3.27%	1.72%
Return after taxes on distributions
and sale of Fund shares	15.49%	-2.43%	1.92%

Calvert New Vision Small Cap Fund:

Please note the after-tax performance for Class A shares 1-year average annual total returns was overstated for "Return after taxes on distributions" and understated for "Return after taxes on distributions and sale of Fund shares" on page 27 of the Socially Responsible Prospectus. The correct performance is:

Average Annual Total Returns (as of 12-31-03)

(with maximum sales charge deducted)

	1 year	5 years	Since[1]
			Inception
New Vision Small Cap Class A:
Return before taxes	30.43%	8.50%	4.57%
Return after taxes on distributions	30.43%	7.60%	3.93%
Return after taxes on distributions
and sale of Fund shares	26.02%	6.79%	3.53%

1 From inception Class A (1/31/97).

Calvert Social Investment Fund Equity:

Please note the after-tax performance for Class A shares 1-year average annual total returns was overstated on page 8 of the Socially Responsible Prospectus. The correct performance is:

Average Annual Total Returns (as of 12-31-03)

(with maximum sales charge deducted)

	1 year	5 years	10 years
CSIF Equity Class A:
Return before taxes	16.49%	6.52%	8.86%
Return after taxes on distributions	16.49%	5.91%	7.31%
Return after taxes on distributions
and sale of Fund shares	10.72%	5.43%	6.86%

Calvert Social Investment Fund Enhanced Equity:

Please note the after-tax performance for Class A shares 1-year average annual total returns was overstated on page 15 of the Socially Responsible Prospectus. The correct performance is:

Average Annual Total Returns (as of 12-31-03)

(with maximum sales charge deducted)

	1 year	5 years	Since[1]
			Inception
CSIF Enhanced Equity Class A:
Return before taxes	17.91%	-0.41%	1.50%
Return after taxes on distributions	17.91%	-0.44%	1.44%
Return after taxes on distributions
and sale of Fund shares	11.64%	-0.35%	1.26%

1Actual Fund inception (Class A) is 4/15/98, the month-end date of 4/30/98 is used for comparison purposes only. Since Actual Inception (4/15/98) Class A: Return before taxes 1.33%; Return after taxes on distributions 1.27%; Return after taxes on distributions and sale of Fund shares 1.11%.

#04-002